Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Sales	$ 1,231,125	$ 1,875,284
Cost of goods sold	916,949	1,018,121
Gross profit	314,176	857,163
Operating expenses:
Depreciation and amortization	64,450	148,638
Selling, general and administrative	1,694,819	1,262,265
Professional fees	404,066	187,109
Total operating expenses	2,163,335	1,568,012
Loss from operations	(1,849,159)	(710,849)
Other income (expense)
Interest expense, net	(1,631,022)	(648,846)
Loss on settlement of debt	0	(947,179)
Other gains (losses)	23,736	(8,701)
Total other expense	(1,607,286)	(1,604,726)
Loss before income taxes	(3,456,445)	(2,315,575)
Provision for income taxes (benefit)	0	0
Net loss	(3,456,445)	(2,315,575)
Loss attributable to noncontrolling interest	(79,838)	0
Net loss attributable to Grom Social Enterprises, Inc. stockholders	(3,376,607)	(2,315,575)
Preferred stock dividend payable on Series C convertible preferred stock	(176,844)	0
Net loss attributable to Grom Social Enterprises, Inc. common stockholders	(3,553,451)	(2,315,575)
Comprehensive loss:
Net loss	(3,456,445)	(2,315,575)
Foreign currency translation adjustment	(3,718)	18,369
Comprehensive loss	(3,460,163)	(2,297,206)
Comprehensive loss attributable to noncontrolling interests	(79,838)	0
Comprehensive loss attributable to Grom Social Enterprises, Inc. common stockholders	$ (3,380,325)	$ (2,297,206)